Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	65 Months Ended	76 Months Ended	77 Months Ended	88 Months Ended	89 Months Ended	100 Months Ended	101 Months Ended	112 Months Ended	113 Months Ended	125 Months Ended
		Oct. 16, 2023	Aug. 31, 2016	Jul. 31, 2015	Dec. 31, 2023	Jul. 31, 2017	Dec. 31, 2025	Jul. 31, 2016	Dec. 31, 2024	Jul. 31, 2018	Jul. 31, 2017	Dec. 31, 2025	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2019	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000015937
Account Value [Line Items]
Line Graph and Table Measure Name							Champlain Small Company Fund, Advisor Shares
Accumulated Value				$ 10,000				$ 10,668			$ 12,900			$ 15,472		$ 15,674		$ 15,880		$ 20,260		$ 22,775		$ 18,033		$ 20,557		$ 23,378	$ 22,086
C000173316
Account Value [Line Items]
Line Graph and Table Measure Name							Champlain Small Company Fund, Institutional Shares
Accumulated Value			$ 1,000,000			$ 1,171,674				$ 1,408,712			$ 1,430,398		$ 1,452,618		$ 1,855,192		$ 2,091,170		$ 1,659,882		$ 1,896,849		$ 2,162,513		$ 2,048,280
C000065363
Account Value [Line Items]
Line Graph and Table Measure Name							Champlain Mid Cap Fund, Advisor Shares
Accumulated Value				10,000				10,822			12,646			15,046		17,175		19,126		22,981		28,635		21,044		24,275		25,721	26,085
C000096284
Account Value [Line Items]
Line Graph and Table Measure Name							Champlain Mid Cap Fund, Institutional Shares
Accumulated Value				1,000,000				1,084,548			1,270,810			1,514,856		1,733,462		1,936,283		2,328,441		2,908,135		2,143,412		2,479,011		2,632,583	2,677,327
C000245657
Account Value [Line Items]
Line Graph and Table Measure Name							Champlain Strategic Focus Fund, Institutional Shares
Accumulated Value		$ 1,000,000			$ 1,135,000				$ 1,184,887			$ 1,252,867
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						Russell 3000 Index (USD) (TR)
Accumulated Value				10,000				10,444			12,130			14,118		15,113		16,765		19,869		24,967		20,172		25,408		31,457	36,850
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Russell 3000 Index (USD) (TR)
Accumulated Value			1,000,000			1,158,395				1,348,286			1,443,339		1,601,091		1,897,477		2,384,390		1,926,422		2,426,460		3,004,147		3,519,220
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]						Russell 3000 Index (USD) (TR)
Accumulated Value				10,000				10,444			12,130			14,118		15,113		16,765		19,869		24,967		20,172		25,408		31,457	36,850
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]						Russell 3000 Index (USD) (TR)
Accumulated Value				1,000,000				1,044,449			1,212,970			1,411,807		1,511,339		1,676,523		1,986,872		2,496,725		2,017,181		2,540,777		3,145,680	3,685,021
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]						Russell 3000 Index (USD) (TR)
Accumulated Value		1,000,000			1,102,449				1,364,917			1,598,938
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						Russell 2000 Index (USD) (TR)
Accumulated Value				10,000				10,000			11,845			14,064		13,443		12,826		17,205		19,754		15,717		18,378		20,498	23,123
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]						Russell 2000 Index (USD) (TR)
Accumulated Value			$ 1,000,000			$ 1,163,955				$ 1,381,997			$ 1,320,932		$ 1,260,302		$ 1,690,549		$ 1,941,071		$ 1,544,385		$ 1,805,833		$ 2,014,187		$ 2,272,142
Russell Midcap Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]						Russell Midcap Index (USD) (TR)
Accumulated Value				10,000				10,437			11,798			13,386		14,283		14,575		17,740		21,746		17,981		21,079		24,313	26,890
Russell Midcap Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]						Russell Midcap Index (USD) (TR)
Accumulated Value				$ 1,000,000				$ 1,043,746			$ 1,179,830			$ 1,338,563		$ 1,428,332		$ 1,457,520		$ 1,774,001		$ 2,174,643		$ 1,798,100		$ 2,107,863		$ 2,431,287	$ 2,688,950
Russell Midcap Growth Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]						Russell Midcap Growth Benchmark Index (USD) (TR)
Accumulated Value		$ 1,000,000			$ 1,136,729				$ 1,387,981			$ 1,508,139

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	As of March 2025, the benchmark name changed from Russell Midcap Growth Index to Russell Midcap Growth Benchmark Index, to reflect that it follows an uncapped methodology. Specifically, the Russell Midcap Growth Benchmark Index reflects the full market-cap weightings and does not apply the capping constraints introduced in 2025.